SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended					12 Months Ended
	Jan. 25, 2024	Jul. 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Apr. 30, 2023	May 31, 2018	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Apr. 01, 2023
Subsequent Event [Line Items]
Convertible Notes Payable
Cash exercise price percentage							93.75%	93.75%
Lease Agreement [Member]
Subsequent Event [Line Items]
Finance Lease, Principal Payments					$ 2,112	$ 2,112
Lessee, Finance Lease, Discount Rate						5.00%				5.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt conversion description		Proposed Series C Preferred Convertible Stock. In July 2024, contingent to a qualified financing occurring no later than six months from the exchange agreement date, the Company proposed the exchange of (i) all outstanding 10% Senior Secured Convertible Notes including accrued interest, (ii) all outstanding 35% Senior Secured Convertible Notes including accrued interest, (iii) all outstanding Promissory Notes including accrued interest, (iv) all outstanding Series A Preferred Convertible Stock including accrued dividends payable, and (v) certain open trade payables, for shares of a newly proposed Series C preferred stock with an exchange value of $1,000 per share. The proposed exchange value of (i), (ii), (iii), and (iv) above included a 35% premium to the book value of those instruments. The proposed exchange also included the exchange of all warrants to purchase common stock and incentive shares payable, each previously issued in conjunction with (i), (ii), (iii), and (iv) above for new warrants at a quantity calculated at 50% of the original face value of each of the notes and a holder’s initial investment in the Series A Preferred Convertible Stock. The proposed exchange agreements all stated that the proposed exchange would be null and void if the Company did not close a qualified financing within six months from the exchange agreement date.
Subsequent Event [Member] | Senior Secured Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt Instrument, Description			the Company issued 20% OID Senior Secured Convertible Notes payable with a face amount, including the 20% OID, totaling $
Convertible Notes Payable			$ 1,078,125.00
Proceeds from Issuance of Common Stock			$ 5,000,000
Debt Conversion, Converted Instrument, Rate			85.00%
Shares Issued, Price Per Share			$ 1.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			590,625
Subsequent Event [Member] | Lease Agreement [Member]
Subsequent Event [Line Items]
Loss Contingency, Damages Sought, Value	$ 19,473
Litigation Settlement, Amount Awarded to Other Party				$ 9,000
Subsequent Event [Member] | Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Payments to Acquire Productive Assets	$ 3,500,000